Share Based Compensation Expenses	12 Months Ended
Jun. 30, 2026
Share Based Compensation Expenses [Abstract]
Share based compensation expenses
21.	Share based compensation expenses

Compensation expenses from continuing operations recognized for share-based compensation awards granted by the Company were as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Included in:
Cost of revenues	-	(11)	195
Sales and marketing expenses	-	98	655
Research and development expenses	-	77	248
General and administrative expenses	-	2,349	35,865
Total	-	2,513	36,963
(a) Share options	-	1,305	6,099
(b) Acquisition of equity interests from non-controlling shareholders	-	1,208	-
(c) Restricted shares issued to the Founder of Shenzhen Letsvan	-	-	30,864
Total	-	2,513	36,963

(a)	Share options

On May 31, 2022, the Company adopted the 2018 Employee Share Incentive Plan (the “2018 Plan”) and the 2021 Gl0bal Share Plan (the “2021 Plan”), whereby the maximum aggregate number of ordinary shares that can be issued under the 2018 Plan and the 2021 Plan was 21,717,118 shares. On December 20, 2022, the Company’s board of directors authorized an expansion of the reserved shares pool for the 2021 Plan with an addition number of 16,523,627 ordinary shares.

The Company granted options to employees and directors under the 2018 Plan and 2021 Plan. All granted options have a contractual term of ten years. The options vest over a requisite service period of three, four or five years, depending on the terms of each award agreement, in three, four or five equal installments, with 33%, 25% or 20% of the total options vesting on each anniversary of the vesting commencement date. Certain of these options are subject to performance conditions.

During the year ended June 30, 2026, the Company modified share options granted certain departing employees to allow post-termination vesting and exercisability. This modification was accounted for as a Type III (improbable-to-probable) modification pursuant to ASC 718-20-35-3, and the Company recognized RMB3,537 of stock-based compensation expense, measured at the modification-date fair value.

A summary of activities of share options of the Company for the years ended June 30, 2024, 2025 and 2026 is presented below:

	Options Outstanding	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (RMB)

Outstanding as of July 1, 2023	18,225,251	0.1831	9.01	346,378
Granted	4,217,652	0.4066
Exercised	(1,852,806)	0.2261
Forfeited	(2,807,954)	0.2507
Expired	(120,003)	0.7162
Outstanding as of June 30, 2024	17,662,140	0.2176	8.37	44,127
Options vested and exercisable as of June 30,2024	11,871,925	0.1573	8.01	34,836

Outstanding as of July 1, 2024	17,662,140	0.2176	8.37	44,127
Granted	680,000	0.4000
Exercised	(11,365,500)	0.1402
Forfeited	(940,214)	0.4594
Expired	(137,361)	0.7030
Outstanding as of June 30, 2025	5,899,065	0.3380	8.13	118,750
Options vested and exercisable as of June 30,2025	2,505,209	0.3486	7.63	50,239

Outstanding as of July 1, 2025	5,899,065	0.3380	8.13	118,750
Granted	1,149,000	1.5894
Exercised	(482,961)	0.4726
Forfeited	(610,254)	0.5749
Expired	(17,681)	0.5143
Outstanding as of June 30, 2026	5,937,169	0.5443	7.56	11,490
Options vested and exercisable as of June 30,2026	4,027,490	0.3077	6.96	9,617

There were 4,217,652, 680,000 and 1,149,000 options granted for the years ended June 30, 2024, 2025 and 2026. The weighted average grant date fair value of options granted for the years ended June 30, 2024, 2025 and 2026 were US$0.39, US$0.62 and US$0.93 per share, respectively.

For the year ended June 30, 2024, 2025 and 2026, share-based compensation expenses recognized associated with share options granted to directors and employees by the Company were nil, RMB1,305 and RMB6,099.

As of June 30, 2024, 2025 and 2026, there were RMB38,162, RMB14,939 and RMB5,682 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 1.99 years, 2.05 years and 3.78 years, which may be adjusted for future change in forfeitures.

The estimated fair value of each option grant is estimated on the date of grant using the Binomial option-pricing model with the following assumptions:

	For the years ended June 30,
	2024	2025	2026

Expected volatility	81.85%-83.12%	90.10%-91.20%	59.30%-61.30%
Risk-free interest rate (per annum)	3.84%-4.27%	3.70%-4.30%	4.20%-4.40%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (US$)	0.53-1.20	0.38-0.80	0.71-3.01

(b)	Acquisition of equity interests from non-controlling shareholders

As discussed in Note 20, in connection with the acquisition of non-controlling interests of Shenzhen Letsvan in June 2025, the Group recognized RMB1,208 compensation expense, representing the difference between the consideration paid and the fair value of the non-controlling interests acquired.

(c)	Restricted shares issued to the Founder of Shenzhen Letsvan

As discussed in Note 20, in connection with the non-controlling interests held by Mr. Zhan in July 2025, the Group granted a total of 7,287,732 restricted shares to Mr. Zhan with service condition. The Group concluded that the grant of restricted shares to Mr. Zhan with service condition should be accounted for as share-based compensation in accordance with ASC 718. For the year ended June 30, 2026, the Group recognized RMB30,864 in share-based compensation expense.